Commitments and contingencies - Future minimum payments, cooperation agreements (Details) - Mar. 31, 2020 - Co-operation agreement ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Future minimum payments under cooperation agreements
2021	$ 876	¥ 6,200
2022	628	4,450
2023	452	3,200
2024	452	3,200
2025	452	3,200
2026 and thereafter	2,071	14,667
Total payments	$ 4,931	¥ 34,917